Critical accounting judgements and key sources of estimation uncertainty	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

3Critical accounting judgements and key sources of estimation uncertainty

Capitalization of development costs

The business incurs a significant amount of research and development cost. The point in time at which the business begins capitalization of any project is a critical accounting judgement. The business assesses the technology readiness level of its research and development projects, along with the commercialization potential and guidance from the accounting standards to assess whether a particular development project should be capitalized or not.

Costs for internally generated research and development are capitalized only if:

●	the product or process is technically feasible;
●	adequate resources are available to successfully complete the development;
●	the benefits from the assets are demonstrated;
●	the costs attributable to the projects are reliably measured;
●	the Group intends to produce and market or use the developed product or process and can demonstrate its market relevance.

Management has concluded that for the current and comparative period, none of the projects met the requirements for capitalization. Whilst management recognizes a market for the use of eVTOLs, the market is not yet established or proven. Additionally, the Group is developing new technologies and there are still uncertainties about the successful completion of this development.

If costs relating to a research and development project are not capitalized, they are expensed as incurred and presented in Research and development costs in the Income statement.

3 Critical accounting judgements and key sources of estimation uncertainty

Capitalization of development costs

The business incurs a significant amount of research and development cost. The point in time at which the business begins capitalization of any project is a critical accounting judgement. The business assesses the technology readiness level of its research and development projects, along with the commercialization potential and guidance from the accounting standards to assess whether a particular development project should be capitalized or not.

Costs for internally generated research and development are capitalized only if:

●	the product or process is technically feasible;
●	adequate resources are available to successfully complete the development;
●	the benefits from the assets are demonstrated;
●	the costs attributable to the projects are reliably measured;
●	the Group intends to produce and market or use the developed product or process and can demonstrate its market relevance.

Management has concluded that in 2020 and 2019, none of the projects met the requirements for capitalization. Whilst Management recognizes a market for the use of eVTOLs, the market is not yet established or proven. Additionally, the Group is developing new technologies and there are still uncertainties about the successful completion of this development.

3 Critical accounting judgements and key sources of estimation uncertainty (continued)

If costs relating to a research and development project are not capitalized, they are expensed as incurred and presented in Research and development costs in the Income statement.